Credit Risk and Concentrations (Tables)	9 Months Ended
Sep. 30, 2018
Credit Risk and Concentrations [Abstract]
Schedule of risk percentage of revenue from customers
	For the Nine Months Ended September 30, 2018		For the Nine Months Ended September 30, 2017
	$	%	$	%
Customer A	633	21%	—	—
Customer B	520	18%	—	—
Customer C	323	11%	—	—
Customer E	—	—	5,264	14%

	For the Three Months Ended September 30, 2018		For the Three Months Ended September 30, 2017
	$	%	$	%
Customer A	211	29%	—	—
Customer C	166	23%	3,613	33%
Customer D	121	17%	—	—
Customer F	—	—	1,424	13%
Customer G	—	—	1,237	11%